Related Party Transactions and Balances (Details) - Schedule of purchased commodity products from related party vendors - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Purchase of commodity products
Purchase of commodity products		$ 1,256,218	$ 21,205,050	$ 1,256,218	$ 16,744,094	$ 100,180
Yunfeihu [Member]
Purchase of commodity products
Purchase of commodity products			1,641,373		3,938,746
Zhejiang TD [Member]
Purchase of commodity products
Purchase of commodity products			7,950,833
Hainan TD [Member]
Purchase of commodity products
Purchase of commodity products			3,689,844
TD International Trade [Member]
Purchase of commodity products
Purchase of commodity products		1,256,218	1,121,386	1,256,218	192,427
Yangzhou TD [Member]
Purchase of commodity products
Purchase of commodity products			$ 6,801,614		$ 12,612,921